Employee Benefit Plans - Plan Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance at the beginning of period	$ 1,199	$ 274
Actual return on plan assets	(50)	(26)
Contribution paid	251	233
Contributions by plan participants		699
Benefits paid	(742)
Foreign currency exchange rate changes	(33)	19
Balance at the end of period	$ 625	$ 1,199